Stock Warrants (Details Narrative) - USD ($)	Jun. 11, 2021	Jun. 11, 2021	May 04, 2021	May 04, 2021
M Botbol [Member]
StockWarrantsLineItems [Line Items]
Debt conversion converted instrument warrant or shares issued			500,000	500,000
Debt Instrument, Interest Rate During Period				10.00%
Debt Conversion, Converted Instrument, Amount				$ 25,000
Debt Instrument, Convertible, Conversion Price			$ 0.05	$ 0.05
Warrants conversion percentage			10.00%
Debenture owed to unconsolidated subsidiary			$ 25,000,000	$ 25,000,000
Common stock exercise price per share			$ 0.05	$ 0.05
Legacy Tech Partners LLC LTP [Member]
StockWarrantsLineItems [Line Items]
Debt conversion converted instrument warrant or shares issued	6,583,500	6,583,500
Debt Instrument, Interest Rate During Period	10.00%
Debt Conversion, Converted Instrument, Amount	$ 330,000
Debt Instrument, Convertible, Conversion Price	$ 0.05	$ 0.05
Warrants conversion percentage		1000.00%
Debenture owed to unconsolidated subsidiary	$ 330,000,000	$ 330,000,000
Common stock exercise price per share	$ 0.05	$ 0.05